Lease Liabilities - Schedule of Lease Liabilities and the Movement (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)
Lease Liabilities [Abstract]
Current	RM 1,226,671	$ 274,546	RM 1,228,069
Non-current	473,576	105,993	1,104,051
Lease liabilities, current and non-current	RM 1,700,247	$ 380,539	RM 2,332,120